FAIR VALUE DISCLOSURE	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURE

NOTE 17 - FAIR VALUE DISCLOSURE

The estimated fair values of the Company’s financial instruments at December 31 are as follows (in thousands):

	2012
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
Financial assets:
Cash and cash equivalents	$8,720	$8,720	$-	$-	$8,720
Investment securities	$90,747	$8,219	$82,528	$-	$90,747
Fixed annuity	$1,628	$1,628	$-	$-	$1,628
Loans held for sale	$1,132	$1,132	$-	$-	$1,132
Net loans	$465,610	$-	$-	$490,556	$490,556
Accrued interest receivable	$1,841	$1,841	$-	$-	$1,841
Regulatory stock	$2,157	$2,157	$-	$-	$2,157
Bank-owned life insurance	$10,427	$10,427	$-	$-	$10,427
Mortgage servicing rights	$526	$-	$-	$526	$526

Financial liabilities:
Deposits	$500,585	$224,023	$-	$278,867	$502,890
Short-term borrowings	$17,813	$-	$17,813	$-	$17,813
Other borrowed funds	$20,597	$-	$21,938	$-	$21,938
Accrued interest payable	$500	$500	$-	$-	$500

	2011
	Carrying	Fair
	Value	Value
Financial assets:
Cash and cash equivalents	$9,923	$9,923
Investment securities	$95,619	$95,619
Fixed annuity	$1,581	$1,581
Net loans	$438,938	$460,705
Accrued interest receivable	$1,805	$1,805
Regulatory stock	$2,180	$2,180
Bank-owned life insurance	$10,060	$10,606
Mortgage servicing rights	$540	$540

Financial liabilities:
Deposits	$484,284	$486,913
Short-term borrowings	$20,686	$20,685
Other borrowed funds	$17,618	$19,171
Accrued interest payable	$542	$542

Financial instruments are defined as cash, evidence of ownership interest in an entity, or a contract which creates an obligation or right to receive or deliver cash or another financial instrument from/to a second entity on potentially favorable or unfavorable terms.

Fair value is defined as the amount at which a financial instrument could be exchanged in a current transaction between willing parties other than in a forced or liquidation sale. If a quoted market price is available for a financial instrument, the estimated fair value would be calculated based upon the market price per trading unit of the instrument.

If no readily available market exists, the fair value estimates for financial instruments should be based upon management’s judgment regarding current economic conditions, interest rate risk, expected cash flows, future estimated losses and other factors as determined through various option pricing formulas or simulation modeling.

As many of these assumptions result from judgments made by management based upon estimates that are inherently uncertain, the resulting estimated fair values may not be indicative of the amount realizable in the sale of a particular financial instrument. In addition, changes in assumptions on which the estimated fair values are based may have a significant impact on the resulting estimated fair values.

As certain assets such as deferred tax assets and premises and equipment are not considered financial instruments, the estimated fair value of financial instruments would not represent the full value of the Company.

The Company employed simulation modeling in determining the estimated fair value of financial instruments for which quoted market prices were not available based upon the following assumptions:

Cash and cash equivalents, Accrued interest receivable, Regulatory stock and Accrued interest payable

The fair value is equal to the current carrying value.

Investment securities

The fair value of investment securities available for sale is equal to the available quoted market price. If no quoted market price is available, fair value is estimated using the quoted market price for similar securities.

Fixed annuity

The fair value is equal to the current carrying value.

Net Loans and Mortgage loans held for sale

The fair value is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were utilized as estimates for fair value.

Mortgage servicing rights

The fair value is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were utilized as estimates for fair value.

Deposits, Short-term borrowings and Other borrowed funds

The fair values of certificates of deposit and other borrowed funds are based on the discounted value of contractual cash flows. The discount rates are estimated using quoted market rates currently offered for similar instruments with similar remaining maturities. Demand, savings and money market deposit accounts are valued at the amount payable on demand as of year-end.

Bank-owned life insurance

The fair value is equal to the cash surrender value of the life insurance policies.

Commitments to extend credit and Standby letters of credit

These financial instruments are generally not subject to sale and estimated fair values are not readily available. The carrying value, represented by the net deferred fee arising from the unrecognized commitment or letter of credit and the fair value, determined by discounting the remaining contractual fee over the term of the commitment using fees currently charged to enter into similar agreements with similar credit risk, are not considered material for disclosure. The contractual amounts of unfunded commitments and letters of credit are presented in Note 13.